Fees Summary	Mar. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $11,705,000.00.
Narrative - Max Aggregate Offering Price	$ 11,705,000